Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Notes to Consolidated Financial Statements [Abstract]
Schedule of inventories
As of December 31
2024	2023
$ millions	$ millions

Finished products	1,071	1,117
Raw materials	321	329
Work in progress	164	174
Spare parts	147	157
Total inventories	1,703	1,777
Of which:
Non-current inventories - mainly raw materials (presented as non-current assets)	77	74
Current inventories	1,626	1,703